December 21, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Aberdeen Funds (File Nos. 333-146680 & 811-22132)

Ladies and Gentlemen:

On behalf of the Aberdeen Funds (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 55 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 57 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act. The purpose of the Amendment is to add one new series to the Trust: the Aberdeen Latin American Equity Fund.

It is proposed that the Amendment will become effective on March 7, 2013 pursuant to Rule 485(a)(2) under the 1933 Act.

Please do not hesitate to contact the undersigned at (215) 405-5770 or Elliot Gluck at (212) 728-8138 or Rose DiMartino at (212) 728-8215 from Willkie Farr & Gallagher LLP, counsel to the Trust, with any questions or comments concerning this filing.

Sincerely,

/s/ Lucia Sitar

Lucia Sitar

Aberdeen Asset Management Inc.

1735 Market Street, 32nd floor, Philadelphia PA 19103

Telephone: (215) 405-5700

Aberdeen Asset Management Inc. is an Investment Adviser registered with the US Securities and Exchange Commission under the Investment Advisers Act of 1940.  Member of Aberdeen Asset Management Group of Companies.

“Aberdeen” is a U.S. Registered service mark of Aberdeen Asset Management PLC.